New standards adopted as at September 1, 2019	12 Months Ended
Aug. 31, 2020
New standards adopted as at September 1, 2019
New standards adopted as at September 1, 2019

3.New standards adopted as at September 1, 2019

IFRS 16: Leases

The Company has adopted IFRS 16 as of September 1, 2019. The adoption of IFRS 16 has a significant impact as the Company recognized new assets and liabilities for its operating leases. In addition, the nature and timing of expenses related to those leases has changed as IFRS 16 replaces the straight-line operating lease expense with a depreciation charge for the right-of-use assets and interest expense on lease liabilities. The Company has elected to apply the modified retrospective method, under which the cumulative effect of initial application is recognized in retained earnings at September 1, 2019, by setting right-of-use assets based on the lease liability at the date of initial application, adjusted by the amount of any prepaid or accrued lease payments, and has applied the following practical expedients:

-	Applied IFRS 16 exclusively to contracts that were previously identified as leases applying IAS 17 at the date of initial application;
-	Accounted for leases for which the lease term ended within 12 months of the date of initial application as short-term leases;
-	Did not recognize right-of-use assets and liabilities for leases of low value assets;
-	Relied on its assessment of whether leases are onerous applying IAS 37 immediately before the date of initial application as an alternative to performing an impairment review; and
-	Did not separate non-lease components from lease components, and instead accounted for each lease component and any associated non-lease components as a single lease component.

The effect of adoption of IFRS 16 as at September 1, 2019 is as follows:

	August 31,	Impact of adoption	September 1,
	2019	of IFRS 16	2019
	$	$	$
Assets
Noncurrent assets
Property and equipment	507,483	(10,880)	496,603
Right-of-use assets	—	760,217	760,217
Total noncurrent assets	507,483	749,337	1,256,820
Total assets	507,483	749,337	1,256,820
Liabilities
Current liabilities
Current portion of obligation under finance lease	4,377	(4,377)	—
Current portion of lease liabilities	—	106,724	106,724
Total current liabilities	4,377	102,347	106,724
Noncurrent liabilities
Finance lease	3,839	(3,839)	—
Lease liabilities	—	650,829	650,829
Total noncurrent liabilities	3,839	646,990	650,829
Total liabilities	8,216	749,337	757,553

The following table reconciles the Company’s operating lease commitments as at August 31, 2019 as previously disclosed in the audited financial statements of the Company, to the lease liability recognized initial application of IFRS 16 on September 1, 2019:

$
Operating lease commitments as at August 31, 2019	543,300
Finance leases as at August 31, 2019	8,216
Lease payments relating to periods not included in operating lease commitments as at August 31, 2019	367,065
Effect of discounting using the weighted average incremental borrowing rate	(161,028)
Lease liability recognized as at September 1, 2019	757,553

IFRIC 23: Uncertainty over income tax treatments

IFRIC 23 provides guidance on the accounting for current and deferred tax liabilities and assets in circumstances in which there is uncertainty over income tax treatments. The interpretation requires:

The Company to determine whether uncertain tax treatments should be considered separately, or together as a group, based on which approach provides better predictions of the resolution;

The Company to determine if it is probable that the tax authorities will accept the uncertain tax treatment; and

If it is not probable that the uncertain tax treatment will be accepted, measure the tax uncertainty based on the most likely amount or expected value, depending on whichever method better predicts the resolution of the uncertainty. This measurement is required to be based on the assumption that each of the tax authorities will examine amounts they have a right to examine and have full knowledge of all related information when making those examinations.

The interpretation is effective for periods beginning on or after September 1, 2019. The Company has adopted the new interpretation with no impact on the financial statements.